UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.3%
	Shares	Value

CONSUMER DISCRETIONARY — 19.0%
American Eagle Outfitters	1,333,450	$26,575,658
Cinemark Holdings	794,265	29,919,963
Extended Stay America	1,581,845	31,273,075
General Motors	786,805	28,592,494
Interpublic Group of	404,545	9,316,671
MDC Holdings	586,301	16,369,524
Target	281,995	19,578,913

		161,626,298

CONSUMER STAPLES — 7.0%
British American Tobacco ADR	291,175	16,797,886
Flowers Foods	1,149,235	25,122,277
Philip Morris International	174,630	17,358,222

		59,278,385

ENERGY — 17.0%
Chevron	114,770	13,088,371
Dorchester Minerals LP (A)	235,903	3,798,038
Enterprise Products Partners (A)	1,313,085	32,144,321
Equities Midstream Partners LP (A)	403,755	23,833,657
Exxon Mobil	221,095	16,495,898
Royal Dutch Shell ADR, Cl B	575,875	37,737,089
Spectra Energy Partners LP (A)	524,625	17,648,385

		144,745,759

FINANCIALS — 6.4%
First American Financial	296,950	17,425,026
FNB	1,908,334	25,667,092
Old Republic International	537,758	11,534,909

		54,627,027

HEALTH CARE — 8.3%
AbbVie	184,135	17,428,378
Pfizer	868,325	30,816,854
Sanofi ADR	553,285	22,175,663

		70,420,895

INDUSTRIALS — 6.7%
ABB ADR	708,785	16,826,556

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Eaton	211,390	$16,892,175
Nielsen Holdings	728,695	23,165,214

		56,883,945

INFORMATION TECHNOLOGY — 14.1%
Cisco Systems	774,610	33,223,023
Intel	638,080	33,231,206
International Business Machines	197,750	30,340,783
QUALCOMM	409,700	22,701,477

		119,496,489

MATERIALS — 1.0%
WestRock	135,960	8,724,553

REAL ESTATE — 4.7%
National Health Investors ‡	133,500	8,983,215
Ryman Hospitality Properties ‡	120,535	9,335,436
Weyerhaeuser ‡	615,858	21,555,030

		39,873,681

TELECOMMUNICATION SERVICES — 10.1%
AT&T	956,380	34,094,947
BCE	597,080	25,698,323
Vodafone Group ADR	922,925	25,675,774

		85,469,044

TOTAL COMMON STOCK (Cost $733,192,747)		801,146,076

SHORT-TERM INVESTMENT(B) — 5.6%
SEI Daily Income Trust, Government Fund, Cl F, 1.390% (Cost $47,743,680)	47,743,680	47,743,680

TOTAL INVESTMENTS — 99.9% (Cost $780,936,427)		$848,889,756

Percentages are based on Net Assets of $849,505,341.

‡	Real Estate Investment Trust

(A)	Securities considered Master Limited Partnership. At March 31, 2018, these securities amounted to $77,424,401 or 9.1% of net assets.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2018
(Unaudited)

(B)	The reporting rate is the 7-day effective yield as of March 31, 2018.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

As of March 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period March 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2018, there were no Level 3 securities held by the Fund.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HCM-QH-001-1300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 25, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 25, 2018